Fair Value of Assets and Liabilities - Summary of Carrying Amounts and Estimated Fair Values of Assets and Liabilities Measured at Fair Value (Detail) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash and cash equivalents	$ 32,712,610	$ 24,617,996	$ 13,285,357
Interest rate swap		555,449
Total assets	32,712,610	25,173,445	13,285,357
Liabilities:
Contingent consideration	31,630,549	14,250,000	1,816,988
Borrowings	246,457,360	213,908,388	94,215,204
Tax receivable agreement	67,718,189	67,176,226
Interest rate swap	9,299,315
Total liabilities	355,105,413	295,334,614	96,032,192
Term Loan
Liabilities:
Borrowings		213,442,705
Previously Reported
Liabilities:
Total liabilities		227,692,705
Level 1
Assets:
Cash and cash equivalents	32,712,610	24,617,996	13,285,357
Total assets	32,712,610	24,617,996	13,285,357
Level 2
Assets:
Interest rate swap		555,449
Total assets		555,449
Liabilities:
Borrowings	246,457,360	213,908,388	94,215,204
Interest rate swap	9,299,315
Total liabilities	255,756,675	213,908,388	94,215,204
Level 2 | Term Loan
Liabilities:
Borrowings		213,442,705
Level 2 | Previously Reported
Liabilities:
Total liabilities		213,442,705
Level 3
Liabilities:
Contingent consideration	31,630,549	14,250,000	1,816,988
Tax receivable agreement	67,718,189	67,176,226
Total liabilities	$ 99,348,738	81,426,226	$ 1,816,988
Level 3 | Previously Reported
Liabilities:
Total liabilities		$ 14,250,000